Note Payable (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2018	May 21, 2018	Dec. 31, 2017
Note Payable	$ 25,484		$ 0
Payment of loan	40,470
Principal [Member]
Payment of loan	28,500
Interest [Member]
Payment of loan	$ 11,970
Merchant Agreement [Member]
Loan from related party		$ 28,500